Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions

List of subsidiaries:

		Holding as of
	Country	March 31, 2023	March 31, 2022
Infosys Technologies (China) Co. Limited (Infosys China)(1)	China	100.00%	100.00%
Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)(1)	Mexico	100.00%	100.00%
Infosys Technologies (Sweden) AB (Infosys Sweden)(1)	Sweden	100.00%	100.00%
Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)(1)	China	100.00%	100.00%
Infosys Nova Holdings LLC. (Infosys Nova)(1)	U.S.	100.00%	100.00%
EdgeVerve Systems Limited (EdgeVerve)(1)	India	100.00%	100.00%
Infosys Austria GmbH(1)	Austria	100.00%	100.00%
Skava Systems Private Limited (Skava Systems)(1)(26)	India	100.00%	100.00%
Infosys Chile SpA(1)	Chile	100.00%	100.00%
Infosys Arabia Limited(2)(26)	Saudi Arabia	70.00%	70.00%
Infosys Consulting Ltda.(1)	Brazil	100.00%	100.00%
Infosys Luxembourg S.a.r.l(1)	Luxembourg	100.00%	100.00%
Infosys Americas Inc. (Infosys Americas)(1)(26)	U.S.	100.00%	100.00%
Infosys Public Services, Inc. USA (Infosys Public Services)(1)	U.S.	100.00%	100.00%
Infosys Canada Public Services Inc(19)(35)	Canada	—	—
Infosys BPM Limited(1)(43)	India	100.00%	100.00%
Infosys (Czech Republic) Limited s.r.o.(3)	Czech Republic	100.00%	100.00%
Infosys Poland Sp z.o.o(3)	Poland	100.00%	100.00%
Infosys McCamish Systems LLC(3)	U.S.	100.00%	100.00%
Portland Group Pty Ltd(3)	Australia	100.00%	100.00%
Infosys BPO Americas LLC.(3)	U.S.	100.00%	100.00%
Infosys Consulting Holding AG (Infosys Lodestone)(1)	Switzerland	100.00%	100.00%
Infosys Management Consulting Pty Limited(4)	Australia	100.00%	100.00%
Infosys Consulting AG(4)	Switzerland	100.00%	100.00%
Infosys Consulting GmbH(4)	Germany	100.00%	100.00%
Infosys Consulting S.R.L.(1)	Romania	100.00%	100.00%
Infosys Consulting SAS(4)	France	100.00%	100.00%
Infosys Consulting s.r.o. v likvidaci (formerly Infosys Consulting s.r.o.)(4)(34)	Czech Republic	—	—
Infosys Consulting (Shanghai) Co., Ltd.(4)(30)	China	—	—
Infy Consulting Company Ltd(4)	U.K.	100.00%	100.00%
Infy Consulting B.V.(4)	The Netherlands	100.00%	100.00%
Infosys Consulting S.R.L.(45)	Argentina	100.00%	100.00%
Infosys Consulting (Belgium) NV(4)	Belgium	100.00%	100.00%
Panaya Inc. (Panaya)(1)	U.S.	100.00%	100.00%
Panaya Ltd.(6)	Israel	100.00%	100.00%
Infosys Financial Services GmbH. (formerly Panaya GmbH)(54)	Germany	100.00%	100.00%
Brilliant Basics Holdings Limited (Brilliant Basics)(1)(26)	U.K.	100.00%	100.00%
Brilliant Basics Limited(7)(26)	U.K.	100.00%	100.00%
Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.)(1)	Singapore	100.00%	100.00%
Infosys Middle East FZ LLC(8)	Dubai	100.00%	100.00%
Fluido Oy(8)	Finland	100.00%	100.00%
Fluido Sweden AB (Extero)(11)	Sweden	100.00%	100.00%
Fluido Norway A/S(11)	Norway	100.00%	100.00%
Fluido Denmark A/S(11)	Denmark	100.00%	100.00%
Fluido Slovakia s.r.o(11)	Slovakia	100.00%	100.00%
Infosys Compaz Pte. Ltd(9)	Singapore	60.00%	60.00%
Infosys South Africa (Pty) Ltd(8)	South Africa	100.00%	100.00%
WongDoody Holding Company Inc. (WongDoody)(1)(36)	U.S.	—	—
WDW Communications, Inc(10)(37)	U.S.	—	—
WongDoody, Inc(10)(38)	U.S.	100.00%	100.00%
HIPUS Co., Ltd(9)	Japan	81.00%	81.00%
Stater N.V.(9)	The Netherlands	75.00%	75.00%
Stater Nederland B.V.(12)	The Netherlands	75.00%	75.00%
Stater XXL B.V.(12)	The Netherlands	75.00%	75.00%
HypoCasso B.V.(12)	The Netherlands	75.00%	75.00%
Stater Participations B.V.(12)	The Netherlands	75.00%	75.00%
Stater Belgium N.V./S.A.(13)	Belgium	75.00%	75.00%
Stater Gmbh(12)(28)	Germany	75.00%	75.00%
Outbox systems Inc. dba Simplus (US)(15)	U.S.	100.00%	100.00%
Simplus North America Inc.(16)(27)	Canada	—	—
Simplus ANZ Pty Ltd.(16)	Australia	100.00%	100.00%
Simplus Australia Pty Ltd(17)	Australia	100.00%	100.00%
Sqware Peg Digital Pty Ltd(18)(31)	Australia	—	—
Simplus Philippines, Inc.(16)	Philippines	100.00%	100.00%
Simplus Europe, Ltd.(16)(29)	U.K.	—	—
Infosys Fluido UK, Ltd. (formerly Simplus U.K., Ltd)(11)	U.K.	100.00%	100.00%
Infosys Fluido Ireland, Ltd.(formerly Simplus Ireland, Ltd)(20)	Ireland	100.00%	100.00%
Infosys Limited Bulgaria EOOD(1)	Bulgaria	100.00%	100.00%
Kaleidoscope Animations, Inc.(15)	U.S.	100.00%	100.00%
Kaleidoscope Prototyping LLC(22)	U.S.	100.00%	100.00%
GuideVision s.r.o.(14)	Czech Republic	100.00%	100.00%
GuideVision Deutschland GmbH(21)	Germany	100.00%	100.00%
GuideVision Suomi Oy(21)	Finland	100.00%	100.00%
GuideVision Magyarország Kft(21)	Hungary	100.00%	100.00%
GuideVision Polska Sp. z.o.o(21)	Poland	100.00%	100.00%
GuideVision UK Ltd(21)(26)	U.K.	100.00%	100.00%
Blue Acorn iCi Inc (formerly Beringer Commerce Inc)(15)	U.S.	100.00%	100.00%
Beringer Capital Digital Group Inc(15)(41)	U.S.	—	—
Mediotype LLC(23)(41)	U.S.	—	—
Beringer Commerce Holdings LLC(23)(41)	U.S.	—	—
SureSource LLC(24)(39)	U.S.	—	—
Blue Acorn LLC(24)(39)	U.S.	—	—
Simply Commerce LLC(24)(39)	U.S.	—	—
iCiDIGITAL LLC(25)(40)	U.S.	—	—
Infosys BPM UK Limited(3)	U.K.	100.00%	—
Infosys Turkey Bilgi Teknolojileri Limited Sirketi(1)	Turkey	100.00%	100.00%
Infosys Germany Holding Gmbh(1)	Germany	100.00%	100.00%
Infosys Automotive and Mobility GmbH & Co. KG(1)	Germany	100.00%	100.00%
Infosys Green Forum(1)(32)	India	100.00%	100.00%
Infosys (Malaysia) SDN. BHD. (formerly Global Enterprise International (Malaysia) Sdn. Bhd.)(33)	Malaysia	100.00%	100.00%
Infosys Business Solutions LLC(1)(42)	Qatar	100.00%	—

Infosys Germany GmbH (formerly Kristall 247. GmbH (“Kristall”))(44)	Germany	100.00%	—
oddity GmbH (46)	Germany	100.00%	—
oddity (Shanghai) Co., Ltd. (47)	China	100.00%	—
oddity Limited (Taipei) (47)	Taiwan	100.00%	—
oddity space GmbH (46)	Germany	100.00%	—
oddity jungle GmbH (46)	Germany	100.00%	—
oddity code GmbH (46)	Germany	100.00%	—
oddity code d.o.o (48)	Serbia	100.00%	—
oddity waves GmbH (46)	Germany	100.00%	—
oddity group services GmbH (46)	Germany	100.00%	—
Infosys Public Services Canada Inc. (19)(5)	Canada	100.00%	—
BASE life science AG (50)	Switzerland	100.00%	—
BASE life science GmbH (50)	Germany	100.00%	—
BASE life science A/S (49)	Denmark	100.00%	—
BASE life science S.A.S (50)	France	100.00%	—
BASE life science Ltd. (50)	U.K.	100.00%	—
BASE life science S.r.l. (50)	Italy	100.00%	—
Innovisor Inc.(50)	U.S.	100.00%	—
BASE life science Inc.(50)	U.S.	100.00%	—
BASE life science S.L.(50)(51)	Spain	100.00%	—
Panaya Germany GmbH (6)(52)	Germany	100.00%	—
Infosys Norway (8)(53)	Norway	100.00%	—

(1) Wholly-owned subsidiary of Infosys Limited
(2) Majority owned and controlled subsidiary of Infosys Limited
(3) Wholly-owned subsidiary of Infosys BPM Limited
(4) Wholly-owned subsidiary of Infosys Consulting Holding AG
(5) Incorporated on July 8, 2022
(6) Wholly-owned subsidiary of Panaya Inc.
(7) Wholly-owned subsidiary of Brilliant Basics Holding Limited.
(8) Wholly-owned subsidiary of Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd)
(9) Majority owned and controlled subsidiary of Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.)
(10) Wholly-owned subsidiary of WongDoody Holding Company Inc. (WongDoody)
(11) Wholly-owned subsidiary of Fluido Oy
(12) Wholly-owned subsidiary of Stater N.V
(13) Majority owned and controlled subsidiary of Stater Participations B.V.
(14) Wholly-owned subsidiary of Infy Consulting Company Limited
(15) Wholly-owned subsidiary of Infosys Nova Holdings LLC
(16) Wholly-owned subsidiary of Outbox Systems Inc.
(17) Wholly-owned subsidiary of Simplus ANZ Pty Ltd
(18) Wholly-owned subsidiary of Simplus Australia Pty Ltd
(19) Wholly-owned subsidiary of Infosys Public Services, Inc.
(20) Wholly-owned subsidiary of Infosys Fluido UK, Ltd. (formerly Simplus U.K., Ltd)
(21) Wholly-owned subsidiary of GuideVision s.r.o.
(22) Wholly-owned subsidiary of Kaleidoscope Animations, Inc.
(23) Wholly-owned subsidiary of Blue Acorn iCi Inc
(24) Wholly-owned subsidiary of Beringer Commerce Holdings LLC
(25) Wholly-owned subsidiary of Beringer Capital Digital Group Inc.
(26) Under liquidation
(27) Liquidated effective April 27,2021
(28) Incorporated on August 4, 2021
(29) Liquidated effective July 20, 2021
(30) Liquidated effective September 1, 2021
(31) Liquidated effective September 2, 2021

(32) Incorporated on August 31, 2021

(33) On December 14, 2021, Infosys Singapore Pte. Ltd (formerly Infosys Consulting Pte. Ltd.), a wholly-owned subsidiary of Infosys Limited acquired 100% of voting interests in Infosys (Malaysia) SDN. BHD. (formerly Global Enterprise International (Malaysia) Sdn. Bhd.)

(34) Liquidated effective December 16, 2021
(35) Liquidated effective November 23, 2021
(36) Wholly-owned subsidiary of Infosys Limited, merged with WongDoody Inc, effective December 31, 2021
(37) Wholly-owned subsidiary of WongDoody Holding Company Inc. (WongDoody), merged with WongDoody Inc, effective December 31, 2021
(38) Wholly-owned subsidiary of Infosys Limited, effective December 31, 2021
(39) Merged with Beringer Commerce Holdings LLC, effective January 1, 2022
(40) Merged with Beringer Capital Digital Group Inc, effective January 1, 2022
(41) Merged with Blue Acorn iCi Inc, effective January 1, 2022
(42) Incorporated on February 20, 2022
(43) On March 17, 2022, Infosys Limited acquired non-controlling interest of 0.01% of the voting interests in Infosys BPM Limited.

(44) On March 22, 2022, Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.), a wholly-owned subsidiary of Infosys Limited acquired 100% of voting interests in Infosys Germany GmbH (formerly Kristall 247. GmbH (“Kristall”) ).

(45) Infosys Consulting S.R.L. (Argentina) (formerly a Wholly-owned subsidiary of Infosys Consulting Holding AG) became the majority owned and controlled subsidiary of Infosys Limited with effect from April 1, 2022

(46) On April 20, 2022, Infosys Germany GmbH (formerly Kristall 247. GmbH (“Kristall”)) (a wholly owned subsidiary of Infosys Singapore Pte. Ltd (formerly Infosys Consulting Pte. Ltd.)) acquired 100% of voting interests in oddity space GmbH, oddity jungle GmbH, oddity waves GmbH, oddity group services GmbH, oddity code GmbH and oddity GmbH.

(47) Wholly-owned subsidiary of oddity GmbH
(48) Wholly-owned subsidiary of oddity code GmbH.

(49) On September 1, 2022, Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.) (a Wholly-owned subsidiary of Infosys Limited) acquired 100% of voting interests in BASE life science A/S.

(50) Wholly-owned subsidiary of BASE life science A/S
(51) Incorporated on September 6, 2022
(52) Incorporated effective December 15, 2022
(53) Incorporated effective February 7, 2023.
(54) Infosys Financial Services GmbH. (formerly Panaya GmbH) became a wholly-owned subsidiary of Infosys Singapore Pte. Ltd (formerly Infosys Consulting Pte. Ltd.) with effect from February 23, 2023.

List of other related parties:

Particulars	Country	Nature of relationship
Infosys Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees’ Provident Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of Infosys
Infosys BPM Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of Infosys BPM
Infosys BPM Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of Infosys BPM
EdgeVerve Systems Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of EdgeVerve
EdgeVerve Systems Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of EdgeVerve
Infosys Employees’ Welfare Trust	India	Controlled Trust
Infosys Employee Benefits Trust	India	Controlled Trust
Infosys Science Foundation	India	Controlled Trust
Infosys Expanded Stock Ownership Trust	India	Controlled Trust
Infosys Foundation (1)(2)	India	Trust jointly controlled by KMPs

(1)
Effective January 1, 2022
(2)
During Fiscal 2023, the Group contributed $44 million towards CSR.

Summary of Related Party Transactions

Transactions with Key Managerial Personnel (KMP)

The table below describes the related party transactions with key management personnel which comprises directors and executive officers under IAS 24:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Salaries and other employee benefits to whole-time directors and executive officers(1)(2)	14	18	19
Commission and other benefits to non-executive / independent directors	2	2	1
Total	16	20	20

(1)
Includes employee stock compensation expense of $6 million, $9 million and $10 million for fiscal 2023, 2022 and 2021, respectively, towards key managerial personnel (Refer to Note 2.17). Stock compensation expense for fiscal 2023 includes reversal of expense on account of resignation / retirement of KMP.

(2)
Does not include post-employment benefit and other long term benefits based on actuarial valuation as this is done for the Company as a whole.